Net Loss per Share of Common Stock - Schedule of Diluted Net Loss per Share (Details) - shares	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	1,560,579
Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		19,764
Conversion of convertible preferred stock issued and outstanding [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	847,701
Conversion of convertible preferred stock issued and outstanding [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		17,995
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	497,977
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		1,192
Exercise of common warrants into common stock [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	183,054
Exercise of common warrants into common stock [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares
Common stock reserved for employee stock option plan (ESPP) [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	5,272
Common stock reserved for employee stock option plan (ESPP) [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares
Common stock underlying outstanding options [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	26,575
Common stock underlying outstanding options [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		577